Fair value	6 Months Ended
Jun. 30, 2024
Text block [abstract]
Fair value
10. Fair value
The following tables provide an analysis of financial instruments recorded at fair value on a recurring basis by level of the fair value hierarchy.

	June 30, 2024				December 31, 2023
EUR Millions	Level I	Level II	Level III	Total	Level I	Level II	Level III	Total

Financial assets carried at fair value

Financial assets measured at FVOCI

Shares	35	-	4	39	5	-	4	10

Debt securities	5,365	42,345	600	48,310	5,644	41,031	516	47,191

Money markets and other short-term instruments	2,976	47	2	3,025	3,028	97	9	3,135
Other investments at fair value	-	29	-	29	-	29	-	29

Total Financial assets measured at FVOCI	8,376	42,420	607	51,403	8,678	41,157	530	50,364

Financial assets measured at fair value through profit or loss

Shares	156	31	86	274	153	43	94	291

Debt securities	302	2,054	97	2,453	302	2,009	86	2,396

Money market and other short-term investments	1,906	158	-	2,064	4,041	173	-	4,215

Loans	-	-	73	73	-	-	-	-

Other investments at fair value	1	704	4,162	4,867	1	773	4,237	5,011

Derivatives	11	868	9	889	47	1,374	8	1,429
Investments where the policyholder bears the risk 1	95,567	112,974	322	208,862	90,027	103,022	342	193,390
Total Financial assets measured at fair value through profit or loss	97,943	116,790	4,749	219,481	94,570	107,395	4,767	206,732
Total financial assets at measured at fair value	106,319	159,210	5,356	270,884	103,248	148,551	5,297	257,096

Financial liabilities carried at fair value

Investment contracts without DPF where the policyholder bears the risk 2	-	73,494	-	73,494	-	65,044	-	65,044

Borrowings 3	-	-	-	-	-	-	-	-
Derivatives	26	2,454	1	2,482	39	2,434	6	2,479
Total financial liabilities measured at fair value	26	75,948	1	75,976	39	67,478	6	67,523
1
The investments for account of policyholders included in the table above represents only those investments carried at fair value through profit or loss.
2
The investment contracts for account of policyholders included in the table above represents only those investment contracts carried at fair value.
3
Total borrowings on the statement of financial position contain borrowings carried at amortized cost that are not included in the above schedule.
There has been no change in Fair value valuation methods compared to note 38 of Form
20-F
2023.
Significant transfers between Level I, Level II and Level III
There have been no significant transfers between Level I, II and III for financial assets and financial liabilities recorded at fair value on a recurring basis during the six-month
period ended June 30, 2024.
Movements in Level III financial instruments measured at fair value
The following table summarizes the change of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable inputs (Level III), including realized and unrealized gains (losses) of all assets and liabilities and unrealized gains (losses) of all assets and liabilities still held at the end of the respective period.

Unrealized gains and losses for the period recorded in the P&L for instruments held on June 30, 2024

EUR millions	January 1, 2024	Total gains / losses in income statement 1	Total gains / losses in OCI 2	Purchases	Sales	Settlements	Net exchange differences	Reclassification	Transfers from Level I and Level II	Transfers to Level I and Level II	June 30, 2024	Total 3
Financial assets measured at fair value through other comprehensive income

Shares	4	-	-	-	-	-	-	-	-	-	4	-

Debt securities	516	5	(15)	18	(25)	(17)	16	-	112	(11)	600	-
Money markets and other short- term instruments	9	-	(7)	-	-	-	-	-	-	-	2	-
	530	5	(21)	18	(25)	(17)	16	-	112	(11)	607	-

Financial assets measured at fair value through profit or loss

Shares	94	-	-	9	(20)	-	3	-	-	-	86	(1)

Debt securities	86	(7)	-	2	(2)	(3)	3	-	33	(14)	97	(7)

Loans	-	(1)	-	6	-	-	1	68	-	-	73	(1)

Other investments at fair value	4,237	(212)	-	247	(171)	-	128	(68)	-	-	4,162	(229)

Derivatives	8	2	-	-	-	-	-	-	-	-	9	1
Investments where the policyholder bears the risk	342	(1)	-	35	(62)	-	9	-	-	-	322	(8)
Total Financial assets measured at fair value through profit or loss	4,767	(220)	-	299	(256)	(3)	143	-	33	(14)	4,749	(246)

Total assets at fair value	5,296	(214)	(21)	317	(281)	(20)	159	-	145	(25)	5,356	(246)

Derivatives	6	(5)	-	-	-	-	-	-	-	-	1	-
Total financial liabilities measured at fair value	6	(5)	-	-	-	-	-	-	-	-	1	-
1
Includes impairments and movements related to fair value hedges. Gains and losses are recorded in the line item results from financial transactions of the income statement.
2
Total gains and losses are recorded in line items Gains / (losses) on financial assets measured at FVOCI and Gains / (losses) transferred to income statement on disposal of financial assets. measured at FVOCI of the statement of comprehensive income.
3
Total gains / (losses) for the period during which the financial instrument was in Level III.

Unrealized gains and losses for the period recorded in the P&L for instruments held on December 31, 2023

EUR millions	January 1, 2023	Total gains / losses in income statement 1	Total gains / losses in OCI 2	Purchases	Sales	Settlements	Net exchange differences	Transfers from Level I and Level II	Transfers to Level I and Level II	December 31, 2023	Total 3
Financial assets measured at fair value through other comprehensive income

Shares	4	-	-	-	-	-	-	-	-	4	-

Debt securities	181	(1)	11	263	(124)	(15)	(12)	214	(1)	516	-
Money markets and other short- term instruments	5	-	4	-	-	-	-	-	-	9	-
	191	(1)	15	263	(124)	(15)	(12)	214	(1)	530	-

Financial assets measured at fair value through profit or loss

Shares	127	2	-	12	(47)	-	(4)	5	-	94	3

Debt securities	35	17	-	38	(43)	(4)	(2)	46	-	86	(8)

Money markets and other short-term instruments	1	-	-	-	-	-	-	-	(1)	-	-

Other investments at fair value	4,050	(65)	-	652	(254)	-	(144)	-	-	4,237	(70)

Derivatives	11	(3)	-	-	(1)	-	-	-	-	8	(3)
Investments where the policyholder bears the risk	402	(37)	-	37	(59)	-	(1)	-	-	342	-
Total Financial assets measured at fair value through profit or loss	4,626	(87)	-	738	(404)	(4)	(151)	51	(2)	4,767	(78)
Total assets at fair value	4,817	(88)	15	1,001	(528)	(19)	(163)	265	(3)	5,296	(78)

Derivatives	12	(6)	-	-	-	-	-	-	-	6	-
Total financial liabilities measured at fair value	12	(6)	-	-	-	-	-	-	-	6	-

1
Includes impairments and movements related to fair value hedges. Gains and losses are recorded in the line item results from financial transactions of the income statement.
2
Total gains and losses are recorded in line items Gains / (losses) on financial assets measured at FVOCI and Gains / (losses) transferred to income statement on disposal of financial assets. measured at FVOCI of the statement of comprehensive income.
3
Total gains / (losses) for the period during which the financial instrument was in Level III.

The following table presents the carrying values and estimated fair values of financial assets and liabilities, excluding financial instruments which are carried at fair value on a recurring basis.

	Carrying amount	Total estimated fair value	Carrying amount	Total estimated fair value
EUR millions	June 30, 2024		December 31, 2023
Assets
Mortgage loans - held at amortized cost	10,340	9,102	10,157	9,025
Other loans - held at amortized cost	85	85	70	70

Liabilities
Subordinated borrowings - held at amortized cost	1,595	1,446	2,244	2,122
Trust pass-through securities - held at amortized cost	109	129	111	125
Borrowings – held at amortized cost	2,918	3,000	2,356	2,459
Investment contracts - held at amortized cost	10,933	9,364	10,222	8,755
Financial instruments for which carrying value approximates fair value.
Certain financial instruments that are not carried at fair value are carried at amounts that approximate fair value, due to their short-term nature and generally negligible credit risk. These instruments include cash and cash equivalents, short-term receivables and accrued interest receivables, short-term liabilities, and accrued liabilities. These instruments are not included in the table ab ove
.